Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash		$ 12,333,758	$ 11,182,783
Accounts receivable, net		485	227,044
Advances to suppliers		3,088,428	3,635,982
Inventory		15,266
Prepayments and other current assets, net		700,349	14,334
Prepaid shared-based payment, current		4,021,920
Total current assets		20,160,206	15,060,143
Non-current Assets
Long-term investments			81,429
Property and equipment, net		6,362,992	4,093
Intangible assets, net		5,140	5,286
Right-of-use assets		3,991	10,525
Construction in progress			5,805,109
Long-term prepaid expenses			13,789
Prepaid shared-based payment, non-current		12,235,300
Other non-current assets		29,166
Total non-current assets		18,636,589	5,920,231
Total Assets		38,796,795	20,980,374
Current Liabilities
Short-term loans			389,741
Accounts payable		73,412	201,369
Taxes payable		613,988	634,584
Accruals and other liabilities		181,150	237,403
Operating lease liabilities-current portion		1,356	7,550
Warrant liabilities		16,816,812
Total current liabilities		17,686,718	1,470,647
Non-current Liabilities
Operating lease liabilities		1,415
Deferred tax liabilities		61	149
Total non-current liabilities		517,186	490,811
Total Liabilities		18,203,904	1,961,458
Commitments and contingencies (Note 15)
Shareholders’ Equity
Ordinary shares, value	[1]		33,255
Additional paid-in-capital		56,475,539	22,412,245
Statutory reserves		325,813	374,343
Accumulated deficit		(36,819,881)	(3,755,560)
Accumulated other comprehensive income (loss)		465,898	(45,367)
Total shareholders’ equity		20,592,891	19,018,916
Total liabilities and shareholders’ equity		38,796,795	20,980,374
Class A ordinary shares
Shareholders’ Equity
Ordinary shares, value	[1]	133,267
Class B ordinary shares
Shareholders’ Equity
Ordinary shares, value	[1]	12,255
Related Party
Non-current Liabilities
Due to related parties, noncurrent		$ 515,710	$ 490,662

[1]	Giving retroactive effect on the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.